                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

         NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                        SECURITIES ACT FILE NO. 33-43960
                    INVESTMENT COMPANY ACT FILE NO. 811-06471


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

   (1) Title of the class of Securities to be redeemed:

           Auction Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("APS"), Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H and Series I.

   (2) Date on which the securities may be called or redeemed:

           The APS will be redeemed for each series on the following dates:

                   Series A on November 19, 2009
                   Series B on November 25, 2009
                   Series C on November 3, 2009
                   Series D on November 6, 2009
                   Series E on November 19, 2009
                   Series F on November 25, 2009
                   Series G on November 5, 2009
                   Series H on November 3, 2009
                   Series I on November 23, 2009

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           APS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Preferred Shares.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

           Van Kampen Trust for Investment Grade Municipals intends to redeem the following:

                   150 outstanding shares of Series A APS
                   150 outstanding shares of Series B APS
                   150 outstanding shares of Series C APS
                    80 outstanding shares of Series D APS
                   110 outstanding shares of Series E APS
                   110 outstanding shares of Series F APS
                   110 outstanding shares of Series G APS
                   112 outstanding shares of Series H APS
                   100 outstanding shares of Series I APS

           Such redemption of each series of shares of outstanding APS shall be effected pro rata.

           Please note that this notice serves only to disclose a proposed redemption of each of the APS series.

                                    Signature

           Pursuant to the requirements of Rule 23c-2, Van Kampen Trust for Investment Grade Municipals has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 24th day of September, 2009.

                                Van Kampen Trust for Investment Grade Municipals

                                By: /s/ Lou Anne McInnis
                                   ---------------------
                                   Name:  Lou Anne McInnis
                                   Title: Assistant Secretary